TRADE AND NOTES PAYABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
TRADE AND NOTES PAYABLES
Trade payables	¥ 15,440,190		¥ 13,909,245
Notes payable	7,096,141		4,679,171
Total trade and notes payables	22,536,331	$ 3,267,461	18,588,416
USD
TRADE AND NOTES PAYABLES
Total trade and notes payables	¥ 261,000		¥ 241,000